UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  February 18, 2012 to March 16, 2012

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On March 16, 2012 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 18, 2012 to March 16, 2012. The Depositor filed its first Form ABS-15G on
  February 14, 2012. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor for the 2011 calendar year is $16,730,314 (before accounting for furniture, fixtures and equipment reserves) and is $14,115,708 (after taking a deduction for furniture, fixtures and equipment reserves). As a supplement to the information provided in the Form 10-D filed on December 29, 2011, the unaudited net operating income of the significant obligor (after taking a deduction for furniture, fixtures and equipment reserves) for the period of January 1, 2011 through September 30, 2011 was $10,281,289.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan and the SunTrust Bank Portfolio II mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. Updated financial information required under Item 1112(b) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             31-Dec-11
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     6,068,885
  3  Total interest expense                                      866,833
  4  Net interest income                                       5,202,052
  5  Provision for loan and lease losses                       1,523,048
  6  Total noninterest income                                  2,462,938
  7  Fiduciary activities                                        292,340
  8  Service charges on deposit accounts                         685,669
  9  Trading account gains & fees                                196,875
  10 Additional noninterest income                             1,288,054
  11 Total noninterest expense                                 5,405,033
  12 Salaries and employee benefits                            2,385,580
  13 Premises and equipment expense                              534,892
  14 Additional noninterest expense                            2,484,561
  15 Pre-tax net operating income                                736,909
  16 Securities gains (losses)                                    26,480
  17 Applicable income taxes                                      90,419
  18 Income before extraordinary items                           672,970
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                             663,517
  21 Net income attributable to noncontrolling interests           9,453
  22 Net income attributable to bank and                         672,970
     noncontrolling interests
  23 Net charge-offs                                           2,040,203
  24 Cash dividends                                                    0
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        649,668

     Memo:
     Interest income and expense in foreign offices
     Gross fiduciary and related services income



  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             31-Dec-11
  Assets and Liabilities                                     (Year-to-date)

  1  Total employees (full-time equivalent)                       27,083
  2  Total assets                                            171,291,705
  3  Cash and due from depository institutions                 3,690,898
  4  Interest-bearing balances                                 1,567,788
  5  Securities                                               25,297,587
  6  Federal funds sold & reverse repurchase agreements          319,823
  7  Net loans & leases                                      122,179,964
  8  Loan loss allowance                                       2,455,901
  9  Trading account assets                                    3,844,200
  10 Bank premises and fixed assets                            1,382,678
  11 Other real estate owned                                     627,467
  12 Goodwill and other intangibles                            6,821,365
  13 All other assets                                          7,127,723
  14 Total liabilities and capital                           171,291,705
  15 Total liabilities                                       150,644,309
  16 Total deposits                                          129,833,181
  17 Interest-bearing deposits                                94,988,059
  18 Deposits held in domestic offices                       129,779,968
  19 % insured                                                    83.80%
  20 Federal funds purchased & repurchase agreements           1,742,552
  21 Trading liabilities                                       1,408,527
  22 Other borrowed funds                                     12,804,420
  23 Subordinated debt                                         1,760,241
  24 All other liabilities                                     3,095,388
  25 Total equity capital                                     20,647,396
  26 Total bank equity capital                                20,538,839
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,233,460
  30 Undivided profits                                         7,283,779
  31 Noncontrolling interests in consolidated subsidiaries       108,557

     Memoranda:

  32 Noncurrent loans and leases                               4,932,399
  33 Noncurrent loans that are wholly or partially             1,987,032
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       740,734
  35 Earning assets                                          151,729,105
  36 Long-term assets (5+ years)                              45,770,000
  37 Average Assets, year-to-date                            166,176,298
  38 Average Assets, quarterly                               168,888,876
  39 Total risk weighted assets                              131,092,580
  40 Adjusted average assets for leverage capital            161,372,774
     purposes
  41 Life insurance assets                                       659,344
  42 General account life insurance assets                       378,039
  43 Separate account life insurance assets                      143,124
  44 Hybrid life insurance assets                                138,181
  45 Volatile liabilities                                     12,764,987
  46 Insider loans                                                99,944
  47 FHLB advances                                             7,027,409
  48 Loans and leases held for sale                            1,949,872
  49 Unused loan commitments                                  57,632,901
  50 Tier 1 (core) risk-based capital                         14,026,498
  51 Tier 2 risk-based capital                                 3,182,583
  52 Total unused commitments                                 57,632,901
  53 Derivatives                                             309,266,486
     Total assets and liabilities in foreign offices
     Restructured Loans and leases
     Past due and nonaccrual assets
     Fiduciary and related services
     Carrying amount of assets covered by FDIC loss
     share agreements

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 16, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: March 29, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 16, 2012 distribution.